Consolidated Statements of Operations (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees	9,500	9,500
General and administrative
Total operating expenses	9,500	9,500
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES
OTHER INCOME (EXPENSE):
Depreciation, goodwill and intangible assets written-off		245,120
Total other income (expense)		245,120
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS	$ 9,500	$ 254,620
NET LOSS PER SHARE
Basic and diluted
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	2,405,413,500	2,405,413,500